Stockholders’ Permanent and Temporary Equity (Details Narrative) - USD ($)																													1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
		Mar. 06, 2024	Dec. 11, 2023	Oct. 31, 2023	Sep. 18, 2023	Sep. 14, 2023	Aug. 04, 2023	Aug. 02, 2023	Jul. 26, 2023	Jun. 05, 2023	May 24, 2023	Apr. 28, 2023	Mar. 29, 2023	Mar. 10, 2023	Feb. 28, 2023	Jan. 27, 2023	Jan. 02, 2023	Dec. 12, 2022	Dec. 06, 2022	Sep. 16, 2022	Aug. 31, 2022	Jul. 08, 2022	May 10, 2022	Mar. 31, 2022	Dec. 13, 2020	Jan. 31, 2020	Apr. 18, 2019	Dec. 15, 2015	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023	Feb. 23, 2024	Nov. 30, 2023	Feb. 20, 2023
Subsidiary, Sale of Stock [Line Items]
Increase in authorised number of shares issued																													250,000,000	250,000,000			250,000,000		110,000,000
Common stock, par value																													$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares authorized																													1,000,000	1,000,000			1,000,000		1,000,000
Preferred stock, par value																													$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Increase in authorised number of shares issued																																	251,000,000		111,000,000
Conversion of shares issued																													19,200
Fair value for general and administrative expesne																													$ 420,174	$ 2,313,699	$ 3,536,136	$ 7,605,205	$ 11,213,201
Issuance costs																															34,674		2,417,095
Legal costs					$ 16,131
Proceeds from sale of equity																																	18,114,193
Delay payment																														$ 7,261
Reclassification shares of common stock value classified as temporary to permanent equity																													$ 331,331
Placement agent fees					57,980
Number of options outstanding																													5,762	10,243			10,243
Conversion price												$ 700.00
Deemed dividend																																	$ 32,373
Common stock exercisable upon reset of Series A warrants
Satisfaction of company liabilities																																	$ 5,062,000
Stock based compensation expense																													$ 56,333	$ 223,573	287,461	$ 3,524,801	1,192,963
Unrecognized stock-based compensation expense																													2,957,047	$ 803,890			$ 1,027,460
Weighted average period																														1 year 7 months 6 days		1 year 7 months 6 days	1 year 8 months 12 days
Expire years, granted options											ten			ten		ten
Number of options issued											4,153			38		286														10,243			10,243
Options granted that vest over three years											$ 499,660					$ 184,426
Vesting period																3 years
Options issued, exercise price											$ 152.50			$ 791.00		$ 738.50
Aggregate grant date value											$ 555,004			$ 23,770
Shares issued														15
Vesting period											3 years
Options vesting immediately											$ 55,344
Company valuation																																	85,000,000
Incremental fair value					134,591
Gross proceeds pre-funded warrants																														$ 2,672,500			$ 1,126
Exercise price	[1]																																$ 700.00
Grant of new warrants																														5 years			5 years
Warrant modification costs					$ 134,591
Percentage of registration delay payments																																				1.50%
Effectiveness failure interest rate																																				2.00%
Accrued registration delay payments																																	$ 7,261
Debt instrument interest rate																																				2.00%
Research and Development Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Stock based compensation expense																													7,808	$ 15,447	49,455	673,160	132,767
General and Administrative Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Stock based compensation expense																													$ 48,525	$ 208,126	$ 238,006	$ 2,851,641	$ 1,060,196
Series A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares							247											6,406,210														6,406,210
Warrant exercise price							$ 20.00
Aggregate common stock of warrant exercise price share																					$ 3.20
Warrant exercise price																					1.37
Five Year Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares																		3,635														3,635
Aggregate common stock of warrant exercise price share																		$ 2,415.00
Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise floor price reset												2,450.00
July Twenty Twenty Three Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price					$ 47.50
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares									3,938																		227
Warrant exercise price																							$ 3.20				$ 4,053.00		$ 4,025.00
Shares issued, price per share																													$ 1,000
Incremental fair value									$ 47,300
Exercise price					$ 47.50
Grant of new warrants					5 years 6 months
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance costs						$ 208,702
Shares issued for services																														9,000	371		10,457
Conversion price												$ 700.00
Reclassification of formerly redeemable common stock																															188		188
Deemed dividend												$ 1,400,000
Common stock exercisable upon reset of Series A warrants												14,187
Warrant inducement offer - exercise proceeds, shares						20,347																											20,346 [2]
Gross proceeds						$ 966,400
Investor [Member] | Series A Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Reclassification of formerly redeemable common stock							150
Cash payment							$ 230,000
Investor [Member] | Pre Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares								27,057																										131,500
Warrant exercise price								$ 0.035																										$ 0.001
Gross proceeds pre-funded warrants								$ 947
Warrants exercised on cashless basis																																		131,481
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized																													8,635	8,635			8,635
Conversion of shares issued												35
Warrants to purchase common shares																													2,468
Preferred stock sold																													8,635
Net proceeds																													$ 8,635,000
Debt Instrument conversion price																					2.78		3.14
Debt Instrument conversion price																					$ 1.19		$ 2.78
Incremental fair value of stock and warrants																					$ 9,684,637		$ 331,200
Number of options outstanding																		2,427,832														2,427,832
Conversion of shares converted												50
Conversion price																													$ 3,500.00
Conversion basis																													(a) $700.00; and (b) the lowest price of any subsequent offerings of securities at a price less than the conversion price
Deemed dividend												$ 37,000
Remaining shares with conversion floor price reset												235
Preferred stock, shares issued																													8,635	50			50
Series A Preferred Stock [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion price												$ 3,500.00
Series A Preferred Stock [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock sold																			174,776	222,929		94,393		133,541
Preferred stock price per share																			$ 3.14	$ 3.14		$ 3.14		$ 3.14
Net proceeds																								$ 392,301
Proceeds from related party debt																								$ 100,000
Gross proceeds																			$ 548,805	$ 700,000		$ 296,400
Placement agent fees																			$ 2,000	$ 16,000		$ 21,200
Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized																													5,062	5,062			5,062
Shares issued, price per share																																	$ 1,000
Deemed dividend												$ 100,000
Preferred stock, shares issued																													5,062	5,062			5,062
Shares conversion price																																	$ 3,500.00
Series B Preferred Stock [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion price												$ 3,500.00
Shares issued in connection with the Business Combination												5,062
Maximum [Member] | Investor [Member] | Series A Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Remaining shares before redemption							200
Maximum [Member] | Three Investor [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price									$ 57.75
Minimum [Member] | Three Investor [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price									$ 350.00
Minimum [Member] | Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares conversion price																																	$ 2,450.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued										8,698
Issuance costs										$ 1,200,000
Shares held by investors										5,651
Fair value for general and administrative expesne																																	$ 1,156,778
April Twenty Twenty Three Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares												2,468
Warrant exercise price												$ 4,025.00
Proceeds from Registered Offering to Redeem Series A Preferred Stock												$ 10,500,000
Reclassification of formerly redeemable common stock												8,400
Net carrying amount												$ 3,700,000
Deemed dividend												$ 6,400,000
Exercise floor price reset												$ 700.00
December 2023 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares		213,800
Warrant exercise price		$ 12.50
Gross proceeds pre-funded warrants		$ 2,672,500
Larkspur Larkspur Merger Sub Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible notes																		$ 3,961,000														$ 3,961,000
Accrued interest																		709,608														709,608
Derivative liabilities																		$ 1,167,601														$ 1,167,601
Common stock convertible																																2,940,537
Conversion of shares issued																																1,669
Conversion price																		$ 1.58835														$ 1.58835
Conversion basis																																(80% of the $1.98542 fair value per share of the Predecessor common stock which was determined using the Business Combination exchange ratio of 1,762.86)
Conversion of shares converted																																33,845,335
Two Thousand Fourteen Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																		102,651														102,651
Equity incentive plan, description																																The number of shares of common stock available for issuance under the 2014 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2014 Plan, beginning with calendar year 2019, by an amount equal to five percent (5%) of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year.
Two Thousand Twenty Two Omnibus Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																													3,114
Common stock share increase				11,429
Common stock share increase				15,581													4,153
Available for future issuance																																	11,429
Marketing Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services																														9,000			10,457
Prepaid expense fair value of shares																														$ 79,200			$ 671,620
April Twenty Twenty Three Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued												31,473
Warrants to purchase common shares												31,473
Proceeds from sale of equity												$ 11,000,000.0
Warrant exercise price												$ 350.00
Issuance costs												$ 1,184,482
Placement fee												440,620
Legal costs												455,332
Professional fees												259,774
Other Offering costs												$ 28,756
July Twenty Twenty Three Prefunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued									9,303
Warrants to purchase common shares									27,057
Warrant exercise price									$ 57.80
Share price									$ 0.035
Exercise term									5 years
July Twenty Twenty Three Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares									36,364
Warrant exercise price									$ 57.80
July Two Thousand Twenty Three Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance costs									$ 523,115
Placement fee									125,943
Legal costs									236,091
Professional fees									87,037
Other Offering costs									26,744
Proceeds from sale of equity									2,100,000
Fair value of warrants									$ 47,300
July Pre Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price									$ 0.035
December Twenty Twenty Three Prefunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued			40,000
Warrants to purchase common shares			360,000
Warrant exercise price			$ 0.001
December Twenty Twenty Three Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares			400,000
Warrant exercise price			$ 12.50
Exercise term			5 years
December Twenty Twenty Three Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares			400,000
Warrant exercise price			$ 12.50
Exercise term			18 months
December 2023 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of equity			$ 5,000,000.0
Issuance costs			653,514
Placement fee			299,978
Legal costs			232,336
Professional fees			94,325
Other Offering costs			$ 26,875
License Agreement [Member] | L&F Research LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of shares issued																																188
Share price																		$ 1,762.80							$ 1.00							$ 1,762.80
Reclassification shares of common stock																		331,331														331,331
License Agreement [Member] | L&F Research LLC [Member] | Waiver A [Member]
Subsidiary, Sale of Stock [Line Items]
Reclassification shares of common stock													188
Debt forgiveness													$ 351,579		$ 351,579
Delay payment													648,421		$ 648,421
Reclassification shares of common stock value classified as temporary to permanent equity													$ 331,331
License Agreement [Member] | L&F Research LLC [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Reclassification shares of common stock value classified as temporary to permanent equity																									331,331
Total consideration																									$ 331
Commencement Date [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion basis																													The conversion price also resets at both 90 days and 150 days following the effectiveness of the registration of the Successor Series A Preferred Stock (each a “Commencement Date”) to the greater of (a) $700.00; and (b) 85% of the lowest of the ten consecutive daily volume-weighted average prices commencing on, and including, each Commencement Date
Predecessor [Member]
Subsidiary, Sale of Stock [Line Items]
Increase in authorised number of shares issued																																			75,000,000
Common stock, par value																																			$ 0.00001
Preferred stock, shares authorized																																			5,000,000
Preferred stock, par value																																			$ 0.00001
Shares issued																											200,000
Issuance costs																											$ 460,000
Company valuation																																$ 85,000,000
Predecessor [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares																										175,789	400,000	878,947	351,578
Warrant exercise price																											$ 2.30	$ 1.00
Exercise term																												5 years
Fair value of warrants																										$ 153,324		$ 766,384
Predecessor [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of shares converted																		6,406,210
Successor [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of shares converted																		3,635

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 2,472 shares of common stock to their floor price of $700.00 per share.
[2]	Includes gross proceeds of $966,349 less issuance costs of $208,702